UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22185

IndexIQ Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, 4th Floor

New York, NY 10010

(Address of principal executive offices) (Zip code)

Kirk C. Lehneis

IndexIQ Advisors LLC

51 Madison Avenue, 4th Floor

New York, NY 10010

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

July 31, 2018 (unaudited)

	Shares	Value
Exchange Traded Note — 0.3%
Volatility Fund — 0.3%
iPATH S&P 500 VIX Short-Term Futures ETN*
(Cost $29,422)	1,117	$35,074
Exchange Traded Vehicles — 1.9%
Australian Dollar Fund — 0.5%
Invesco CurrencyShares Australian Dollar Trust	764	56,811
British Pound Fund — 0.0%(a)
Invesco CurrencyShares British Pound Sterling Trust*	31	3,947
Gold Fund — 0.7%
Invesco DB Gold Fund*	2,116	81,720
Japanese Yen Fund — 0.7%
Invesco CurrencyShares Japanese Yen Trust*	1,050	89,859
Total Exchange Traded Vehicles
(Cost $240,184)		232,337
Investment Companies — 97.9%
BRIC Equity Funds — 2.9%
iShares China Large-Cap ETF	3,924	171,165
iShares MSCI China ETF	2,245	143,276
SPDR S&P China ETF	446	46,009

Total BRIC Equity Funds		360,450

Convertible Bonds Fund — 5.2%
SPDR Bloomberg Barclays Convertible Securities ETF	12,259	651,934

Emerging Markets Small Cap Equity Fund — 1.9%
SPDR S&P Emerging Markets SmallCap ETF	4,811	232,371

Europe Equity Fund — 1.5%
Xtrackers MSCI Europe Hedged Equity ETF	6,572	191,180

Floating Rate Funds — 5.7%
Invesco Senior Loan ETF	22,101	508,765
SPDR Blackstone / GSO Senior Loan ETF	4,338	204,971

Total Floating Rate Funds		713,736

High Yield Corporate Bond Funds — 5.6%
iShares iBoxx High Yield Corporate Bond ETF	4,551	391,932
SPDR Bloomberg Barclays High Yield Bond ETF	7,383	265,345
Xtrackers USD High Yield Corporate Bond ETF	894	44,423

Total High Yield Corporate Bond Funds		701,700

International Bond Funds — 3.8%
Invesco Emerging Markets Sovereign Debt ETF	2,694	73,600
iShares J.P. Morgan USD Emerging Markets Bond ETF	2,003	218,448
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	686	18,810
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	8,912	155,247

	Shares	Value
Investment Companies (continued)
International Bond Funds (continued)
WisdomTree Emerging Markets Local Debt Fund	182	$6,339

Total International Bond Funds		472,444

International Equity Core Fund — 2.1%
Xtrackers MSCI EAFE Hedged Equity ETF	8,284	268,153

International Large Cap Growth Fund — 1.0%
iShares MSCI EAFE Growth ETF	1,532	123,586

International Small Cap Equity Funds — 7.2%
iShares MSCI EAFE Small-Cap ETF	9,029	573,161
SPDR S&P International Small Cap ETF	1,304	44,910
Vanguard FTSE All World ex-U.S. Small-Cap ETF	2,356	274,521

Total International Small Cap Equity Funds		892,592

Investment Grade Corporate Bond Funds — 16.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	6,130	709,609
iShares U.S. Credit Bond ETF	300	32,283
SPDR Portfolio Short Term Corporate Bond ETF	5,253	158,588
Vanguard Intermediate-Term Corporate Bond ETF	4,721	396,281
Vanguard Short-Term Corporate Bond ETF	9,788	765,030

Total Investment Grade Corporate Bond Funds		2,061,791

Japan Equity Fund — 1.0%
Xtrackers MSCI Japan Hedged Equity ETF	2,888	122,942

Treasury Inflation-Protected Securities Funds — 1.5%
iShares 0-5 Year TIPS Bond ETF	460	45,604
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	376	19,345
Vanguard Short-Term Inflation-Protected Securities ETF	2,441	119,048

Total Treasury Inflation-Protected Securities Funds		183,997

U.S. Intermediate Term Treasury Bond Funds — 0.8%
Schwab Intermediate-Term U.S. Treasury ETF	1,096	57,047
Vanguard Intermediate-Term Treasury ETF	750	46,762

Total U.S. Intermediate Term Treasury Bond Funds		103,809

U.S. Large Cap Core Funds — 1.8%
Financial Select Sector SPDR Fund	7,138	199,507
Health Care Select Sector SPDR Fund	76	6,759
Technology Select Sector SPDR Fund	187	13,262

Total U.S. Large Cap Core Funds		219,528

U.S. Large Cap Growth Funds — 3.9%
iShares Russell 1000 Growth ETF	1,368	201,794
iShares S&P 500 Growth ETF	601	101,076
SPDR Portfolio S&P 500 Growth ETF	351	12,755
Vanguard Growth ETF	1,099	168,774

Total U.S. Large Cap Growth Funds		484,399

See Notes to Schedule of Investments.

Schedule of Investments (continued)

July 31, 2018 (unaudited)

	Shares	Value
Investment Companies (continued)
U.S. Large Cap Value Funds — 0.5%
iShares Russell 1000 Value ETF	195	$24,438
iShares S&P 500 Value ETF	87	9,963
SPDR Portfolio S&P 500 Value ETF	30	924
Vanguard Value ETF	245	26,622

Total U.S. Large Cap Value Funds		61,947

U.S. Medium Term Treasury Bond Fund — 1.3%
iShares 3-7 Year Treasury Bond ETF	1,309	156,386

U.S. Multi Cap Funds — 1.1%
iShares Core S&P Total U.S. Stock Market ETF	256	16,533
Schwab U.S. Broad Market ETF	205	13,983
Vanguard Total Stock Market ETF	766	111,139

Total U.S. Multi Cap Funds		141,655

U.S. Preferred Funds — 1.0%
Invesco Preferred ETF	2,069	29,980
iShares U.S. Preferred Stock ETF	2,506	94,200

Total U.S. Preferred Funds		124,180

U.S. Short Term Treasury Bond Funds — 27.8%
Goldman Sachs Treasury Access 0-1 Year ETF	2,131	213,505
Invesco Treasury Collateral ETF	766	81,425
iShares Short Treasury Bond ETF	23,449	2,589,473
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	6,368	583,181

Total U.S. Short Term Treasury Bond Funds		3,467,584

U.S. Small Cap Core Funds — 0.2%
iShares Russell 2000 ETF	109	18,080
Schwab U.S. Small-Cap ETF	41	3,065
Vanguard Small-Cap ETF	58	9,193

Total U.S. Small Cap Core Funds		30,338

U.S. Small Cap Growth Funds — 3.5%
iShares Russell 2000 Growth ETF	892	185,134
iShares S&P Small-Cap 600 Growth ETF	544	106,597
Vanguard Small-Cap Growth ETF	788	139,870

Total U.S. Small Cap Growth Funds		431,601

Total Investment Companies
(Cost $11,693,821)		12,198,303
Total Investments — 100.1%
(Cost $11,963,427)		12,465,714
Other Assets and Liabilities, Net — (0.1)%		(11,844)
Net Assets — 100.0%		$12,453,870

.

*	Non-income producing securities.
(a)	Less than 0.05%.

See Notes to Schedule of Investments.

Schedule of Investments (continued)

July 31, 2018 (unaudited)

Total Return Swap contracts outstanding at July 31, 2018:

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date		Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(b)
Energy Select Sector SPDR Fund	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	$(3,933)	$–
Energy Select Sector SPDR Fund	Morgan Stanley	1.52	7	/02/2020	Monthly	(11,876)	–
Financial Select Sector SPDR Fund	Morgan Stanley	2.42	7	/02/2020	Monthly	74,934	–
First Trust Dow Jones Internet Index Fund	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(5,416)	–
First Trust Dow Jones Internet Index Fund	Morgan Stanley	(2.99)	7	/02/2020	Monthly	(16,383)	–
Goldman Sachs Treasury Access 0-1 Year ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	20,038	–
Goldman Sachs Treasury Access 0-1 Year ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	60,114	–
Health Care Select Sector SPDR Fund	Morgan Stanley	2.42	7	/02/2020	Monthly	2,579	–
Invesco CurrencyShares Australian Dollar Trust	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	5,354	–
Invesco CurrencyShares Australian Dollar Trust	Morgan Stanley	2.42	7	/02/2020	Monthly	15,987	–
Invesco CurrencyShares British Pound Sterling Trust	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	382	–
Invesco CurrencyShares British Pound Sterling Trust	Morgan Stanley	2.42	7	/02/2020	Monthly	1,146	–
Invesco CurrencyShares Euro Currency Trust	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(26,792)	–
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	(1.24)	7	/02/2020	Monthly	(80,488)	–
Invesco CurrencyShares Japanese Yen Trust	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	8,472	–
Invesco CurrencyShares Japanese Yen Trust	Morgan Stanley	2.42	7	/02/2020	Monthly	25,332	–
Invesco DB Commodity Index Tracking Fund	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(1,915)	–
Invesco DB Commodity Index Tracking Fund	Morgan Stanley	1.52	7	/02/2020	Monthly	(5,727)	–
Invesco DB Gold Fund	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	7,685	–
Invesco DB Gold Fund	Morgan Stanley	2.42	7	/02/2020	Monthly	23,018	–
Invesco DB U.S. Dollar Index Bullish Fund	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(40,343)	–
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1.52	7	/02/2020	Monthly	(121,053)	–
Invesco Emerging Markets Sovereign Debt ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	6,912	–
Invesco Emerging Markets Sovereign Debt ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	20,736	–
Invesco KBW Bank ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(1,799)	–
Invesco KBW Bank ETF	Morgan Stanley	1.52	7	/02/2020	Monthly	(5,397)	–
Invesco Preferred ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	2,811	–
Invesco Preferred ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	8,448	–
Invesco S&P 500 Low Volatility ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(13,475)	–
Invesco S&P 500 Low Volatility ETF	Morgan Stanley	1.52	7	/02/2020	Monthly	(40,474)	–
Invesco Senior Loan ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	47,767	–
Invesco Senior Loan ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	143,323	–
Invesco Treasury Collateral ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	7,654	–
Invesco Treasury Collateral ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	22,961	–
iPath Bloomberg Commodity Index Total Return ETN	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(760)	–
iPath Bloomberg Commodity Index Total Return ETN	Morgan Stanley	1.52	7	/02/2020	Monthly	(2,303)	–

See Notes to Schedule of Investments.

Schedule of Investments (continued)

July 31, 2018 (unaudited)

Total Return Swap contracts outstanding at July 31, 2018: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date		Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(b)
iPATH S&P 500 VIX Short-Term Futures ETN	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	$3,297	$–
iPATH S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	2.42	7	/02/2020	Monthly	9,891	–
iShares 0-5 Year TIPS Bond ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	4,263	–
iShares 0-5 Year TIPS Bond ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	12,789	–
iShares 3-7 Year Treasury Bond ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	14,695	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	44,084	–
iShares China Large-Cap ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	64,296	–
iShares Core MSCI EAFE ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(5,129)	–
iShares Core MSCI EAFE ETF	Morgan Stanley	1.52	7	/02/2020	Monthly	(15,451)	–
iShares Core MSCI Emerging Markets ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(18,069)	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1.52	7	/02/2020	Monthly	(54,262)	–
iShares Core S&P Total U.S. Stock Market ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	1,550	–
iShares Core S&P Total U.S. Stock Market ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	4,650	–
iShares Edge MSCI Min Vol Emerging Markets ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(17,126)	–
iShares Edge MSCI Min Vol Emerging Markets ETF	Morgan Stanley	1.52	7	/02/2020	Monthly	(51,437)	–
iShares Edge MSCI Min Vol USA ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(28,114)	–
iShares Edge MSCI Min Vol USA ETF	Morgan Stanley	1.16	7	/02/2020	Monthly	(84,397)	–
iShares Europe ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(973)	–
iShares Europe ETF	Morgan Stanley	1.52	7	/02/2020	Monthly	(2,966)	–
iShares Floating Rate Bond ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(40,306)	–
iShares Floating Rate Bond ETF	Morgan Stanley	1.52	7	/02/2020	Monthly	(120,917)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	66,678	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	199,918	–
iShares iBoxx High Yield Corporate Bond ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	36,773	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	110,406	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	61,510	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	20,503	–
iShares MBS ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(22,414)	–
iShares MBS ETF	Morgan Stanley	(0.74)	7	/02/2020	Monthly	(67,347)	–
iShares MSCI All Country Asia ex Japan ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(3,945)	–
iShares MSCI All Country Asia ex Japan ETF	Morgan Stanley	1.52	7	/02/2020	Monthly	(11,834)	–
iShares MSCI China ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	53,800	–
iShares MSCI EAFE Growth ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	11,616	–
iShares MSCI EAFE Growth ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	34,849	–
iShares MSCI EAFE Small-Cap ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	53,831	–
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	161,493	–
iShares MSCI Eurozone ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(4,214)	–
iShares MSCI Eurozone ETF	Morgan Stanley	1.52	7	/02/2020	Monthly	(12,643)	–
iShares MSCI Japan ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(4,214)	–

See Notes to Schedule of Investments.

Schedule of Investments (continued)

July 31, 2018 (unaudited)

Total Return Swap contracts outstanding at July 31, 2018: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date		Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(b)
iShares MSCI Japan ETF	Morgan Stanley	1.52	7	/02/2020	Monthly	$(12,701)	$–
iShares MSCI Pacific ex Japan ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(2,250)	–
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	(0.74)	7	/02/2020	Monthly	(6,751)	–
iShares Russell 1000 Growth ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	18,881	–
iShares Russell 1000 Growth ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	56,791	–
iShares Russell 1000 Value ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	2,256	–
iShares Russell 1000 Value ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	6,893	–
iShares Russell 2000 ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	1,659	–
iShares Russell 2000 ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	5,142	–
iShares Russell 2000 Growth ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	17,434	–
iShares Russell 2000 Growth ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	52,095	–
iShares Russell 2000 Value ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(14,303)	–
iShares Russell 2000 Value ETF	Morgan Stanley	0.91	7	/02/2020	Monthly	(42,774)	–
iShares S&P 500 Growth ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	9,418	–
iShares S&P 500 Growth ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	28,422	–
iShares S&P 500 Value ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	916	–
iShares S&P 500 Value ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	2,863	–
iShares S&P Small-Cap 600 Growth ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	9,993	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	29,980	–
iShares S&P Small-Cap 600 Value ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(8,377)	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	1.52	7	/02/2020	Monthly	(24,963)	–
iShares Short Treasury Bond ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	243,167	–
iShares Short Treasury Bond ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	729,390	–
iShares Silver Trust	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(2,703)	–
iShares Silver Trust	Morgan Stanley	1.52	7	/02/2020	Monthly	(8,123)	–
iShares U.S. Credit Bond ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	3,013	–
iShares U.S. Credit Bond ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	9,039	–
iShares U.S. Preferred Stock ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	8,834	–
iShares U.S. Preferred Stock ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	26,539	–
iShares U.S. Real Estate ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(894)	–
iShares U.S. Real Estate ETF	Morgan Stanley	1.26	7	/02/2020	Monthly	(2,763)	–
Materials Select Sector SPDR Fund	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(6,929)	–
Materials Select Sector SPDR Fund	Morgan Stanley	1.52	7	/02/2020	Monthly	(20,726)	–
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	1,801	–
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Morgan Stanley	2.42	7	/02/2020	Monthly	5,454	–
Schwab Intermediate-Term U.S. Treasury ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	5,361	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	16,083	–
Schwab U.S. Broad Market ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	1,296	–
Schwab U.S. Broad Market ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	3,956	–
Schwab U.S. Small-Cap ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	299	–
Schwab U.S. Small-Cap ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	822	–
SPDR Blackstone / GSO Senior Loan ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	19,231	–

See Notes to Schedule of Investments.

Schedule of Investments (continued)

July 31, 2018 (unaudited)

Total Return Swap contracts outstanding at July 31, 2018: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date		Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(b)
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	$57,740	$–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	54,765	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	164,295	–
SPDR Bloomberg Barclays Convertible Securities ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	61,210	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	183,631	–
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	1,755	–
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	5,292	–
SPDR Bloomberg Barclays High Yield Bond ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	24,906	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	74,755	–
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(5,288)	–
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Morgan Stanley	1.52	7	/02/2020	Monthly	(15,863)	–
SPDR Dow Jones International Real Estate ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(16,850)	–
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1.52	7	/02/2020	Monthly	(50,589)	–
SPDR Dow Jones REIT ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(566)	–
SPDR Dow Jones REIT ETF	Morgan Stanley	0.01	7	/02/2020	Monthly	(1,791)	–
SPDR Portfolio S&P 500 Growth ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	1,199	–
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	3,598	–
SPDR Portfolio S&P 500 Value ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	92	–
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	246	–
SPDR Portfolio Short Term Corporate Bond ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	14,884	–
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	44,681	–
SPDR S&P Bank ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(6,134)	–
SPDR S&P Bank ETF	Morgan Stanley	1.26	7	/02/2020	Monthly	(18,354)	–
SPDR S&P China ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	17,228	–
SPDR S&P Emerging Markets SmallCap ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	21,832	–
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	65,447	–
SPDR S&P International Small Cap ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	4,202	–
SPDR S&P International Small Cap ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	12,639	–
Technology Select Sector SPDR Fund	Morgan Stanley	2.42	7	/02/2020	Monthly	4,964	–
VanEck Vectors High-Yield Municipal Index ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(9,350)	–
VanEck Vectors High-Yield Municipal Index ETF	Morgan Stanley	0.01	7	/02/2020	Monthly	(28,049)	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	14,581	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	43,724	–

See Notes to Schedule of Investments.

Schedule of Investments (continued)

July 31, 2018 (unaudited)

Total Return Swap contracts outstanding at July 31, 2018: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date		Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(b)
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	$25,751	$–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	77,369	–
Vanguard FTSE Developed Markets ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(6,275)	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1.52	7	/02/2020	Monthly	(18,825)	–
Vanguard FTSE Emerging Markets ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(23,651)	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1.52	7	/02/2020	Monthly	(70,954)	–
Vanguard FTSE Europe ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(6,675)	–
Vanguard FTSE Europe ETF	Morgan Stanley	1.52	7	/02/2020	Monthly	(20,082)	–
Vanguard FTSE Pacific ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(4,162)	–
Vanguard FTSE Pacific ETF	Morgan Stanley	0.76	7	/02/2020	Monthly	(12,556)	–
Vanguard Growth ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	15,818	–
Vanguard Growth ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	47,607	–
Vanguard Intermediate-Term Corporate Bond ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	37,185	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	111,640	–
Vanguard Intermediate-Term Treasury ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	4,365	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	13,156	–
Vanguard Mortgage-Backed Securities ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(12,669)	–
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	(1.69)	7	/02/2020	Monthly	(38,006)	–
Vanguard Real Estate ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(7,457)	–
Vanguard Real Estate ETF	Morgan Stanley	1.51	7	/02/2020	Monthly	(22,370)	–
Vanguard Short-Term Corporate Bond ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	71,829	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	215,487	–
Vanguard Short-Term Inflation-Protected Securities ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	11,168	–
Vanguard Short-Term Inflation-Protected Securities ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	33,505	–
Vanguard Small-Cap ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	793	–
Vanguard Small-Cap ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	2,536	–
Vanguard Small-Cap Growth ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	13,135	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	39,405	–
Vanguard Small-Cap Value ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	(18,510)	–
Vanguard Small-Cap Value ETF	Morgan Stanley	1.52	7	/02/2020	Monthly	(55,668)	–
Vanguard Total Stock Market ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	10,446	–
Vanguard Total Stock Market ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	31,339	–
Vanguard Value ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	2,499	–
Vanguard Value ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	7,498	–
WisdomTree Emerging Markets Local Debt Fund	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	592	–
WisdomTree Emerging Markets Local Debt Fund	Morgan Stanley	2.42	7	/02/2020	Monthly	1,776	–
Xtrackers MSCI EAFE Hedged Equity ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	25,184	–
Xtrackers MSCI EAFE Hedged Equity ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	75,552	–

See Notes to Schedule of Investments.

Schedule of Investments (continued)

July 31, 2018 (unaudited)

Total Return Swap contracts outstanding at July 31, 2018: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date		Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(b)
Xtrackers MSCI Europe Hedged Equity ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	$17,949	$–
Xtrackers MSCI Europe Hedged Equity ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	53,846	–
Xtrackers MSCI Japan Hedged Equity ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	11,536	–
Xtrackers MSCI Japan Hedged Equity ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	34,609	–
Xtrackers USD High Yield Corporate Bond ETF	Bank of America Merrill Lynch	2.59	3	/29/2019	Monthly	4,174	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	2.42	7	/02/2020	Monthly	12,522	–
Net Unrealized Appreciation (Depreciation)							$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $– and with Bank of America Merrill Lynch amounted to $– at July 31, 2018. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(b) Reflects the value at reset date of July 31, 2018.

The following is a summary of inputs used to value the Fund's investments as of July 31, 2018.
For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 within the Notes to Schedule of Investments.

Asset Valuation Inputs

	Level 1	Level 2	Level 3	Total
Description
Investments in Securities:(c)
Exchange Traded Note	$35,074	$–	$–	$35,074
Exchange Traded Vehicles	232,337	–	–	232,337
Investment Companies	12,198,303	–	–	12,198,303
Total Investments in Securities	12,465,714	–	–	12,465,714
Other Financial Instruments:(d)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$12,465,714	$–	$–	$12,465,714

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Description
Other Financial Instruments:(d)
Swap Contracts	$–	$–	$–	$–
Total Other Financial Instruments	$–	$–	$–	$–

(c)	For a complete listing of investments and their industries, see the Schedule of Investments.
(d)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedule of Investments.

Schedule of Investments (continued)

July 31, 2018 (unaudited)

1. FAIR VALUE MEASUREMENT (unaudited)

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ Advisors LLC (the “Advisor”) may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2018 is disclosed at the end of the Fund’s Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Trust

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	September 24, 2018

By (Signature and Title)*	/s/ Adefolahan O. Oyefeso
Adefolahan O. Oyefeso
(Principal Financial Officer)

Date	September 24, 2018

* Print the name and title of each signing officer under his or her signature.